Principal Subsidiaries and Transactions with non-controlling interests (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Summarized statement of profit or loss
Revenue	$ 860,652	$ 822,215	$ 807,679
Profit for the year	(14,650)	6,749	9,243
Other comprehensive income	(8,402)	6,296	1,185
Total comprehensive income	(23,052)	13,045	10,428
Dividends paid to non-controlling interests	(10,761)	(10,713)	(9,837)
Summarized cash flows
Cash flows provided by operating activities	(11,923)	6,872	16,984
Cash flows from / (used) in investing activities	(15,843)	3,948	(22,946)
Cash flows used in financing activities	30,343	(3,506)	3,991
Effect of exchange rate changes	(1,403)	230	417
Net increase / (decrease) in cash and cash equivalents	1,174	7,544	(1,554)
PGG Wrightson Limited [Member]
Summarized statement of profit or loss
Revenue	849,745	808,180	792,322
Profit for the year	7,010	31,493	29,410
Other comprehensive income	5,833	(1,188)	(6,575)
Total comprehensive income	12,843	30,305	22,835
Dividends paid to non-controlling interests	10,761	10,713	9,837
Summarized cash flows
Cash flows provided by operating activities	4,044	14,599	23,606
Cash flows from / (used) in investing activities	(14,847)	4,916	(8,817)
Cash flows used in financing activities	11,827	(18,202)	(14,596)
Effect of exchange rate changes	(519)	210	230
Net increase / (decrease) in cash and cash equivalents	$ 505	$ 1,523	$ 423